Note 10 - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 137	€ 31	€ 20
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	169	200	40
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	126	49	358
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	29	19	6
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	143	62	21
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	40	(1)	1
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 644	€ 360	€ 447